Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2025
Basis of preparation
Accounting convention
Accounting convention
The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value and for the application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ for the Group’s entities reporting in Turkish lira and its associate’s reporting in Ethiopian birr (see below).

Basis of consolidation
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 ‘Related undertakings’ to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 ‘Associates and joint arrangements’ to the consolidated financial statements).

Hyperinflationary economies
Hyperinflationary economies
The Turkish and Ethiopian economies were designated as hyperinflationary from 30 June 2022 and 31 December 2022, respectively. The Group has applied IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ to its Turkish and Ethiopian operations whose functional currencies are Turkish lira and Ethiopian birr from 1 April 2022.
In applying IAS 29, the Turkish lira and Ethiopian birr results and non-monetary
asset and liability balances for relevant financial years have been revalued to their present value equivalent local currency amounts at the reporting date, based on the consumer price indexes issued by the Turkish Statistical Institute and the Central Statistics Agency of Ethiopia respectively. Comparative periods are not restated per IAS 21 ‘The Effects of Changes in Foreign Exchange rates’. The respective indices have risen by 38.1% and 13.6% (2024: 68.5% and 26.2%. 2023: 50.5% and 31.3%) during this financial year. The revalued balances are translated to euros at the reporting date exchange rate of
€
1: 41.00 TRL and
€
1: 141.92 ETB (2024:
€
1: 34.94 TRL and
€
1: 61.43 ETB. 2023:
€
1: 20.85 TRL and
€
1: 58.59 ETB) respectively applying IAS 21.

For the Group’s operations in Türkiye:

–	The gain or loss on the revaluation of net monetary assets resulting from IAS 29 application is recognised in the consolidated income statement within Other income.

–
The Group also presents the gain or loss on cash and cash equivalents as monetary items together with the effect of inflation on operating, investing and financing cash flows as one number in the consolidated statement of cash flows.

–
The Group has presented the equity revaluation effects and the impact of currency movements within other comprehensive income as such amounts are judged to meet the definition of ‘exchange differences’.

For Safaricom’s operations in Ethiopia, the impacts are reflected as an increase to Investments in associates and joint ventures in the Consolidated statement of financial position and an increase to Share of results of equity accounted associates and joint ventures recognised in the Consolidated income statement.
The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations on the consolidated financial statements are shown below.

	Increase/(decrease)

	2025 €m	2024 € m	2023 € m

Impact on the consolidated income statement for the years ended 31 March

Revenue	88	111	85

Operating (loss)/profit 1	(287)	66	(87)

Loss for the financial year 1	(449)	(169)	(123)

	Increase

	2025 €m	2024 € m	2023 € m

Impact on the consolidated statement of financial position at 31 March

Net assets	1,029	981	814

Equity attributable to owners of the parent	987	913	777

Non-controlling interests	41	68	37
Note:

1.	Includes € 112 million gain on the net monetary assets/liabilities (2024: € 360 million gain. 2023: € 198 million gain).

Foreign currencies
Foreign currencies
The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
With the exception of the Group’s Turkish lira operations and Safaricom’s Ethiopian birr operations, which are subject to hyperinflation accounting (see above), transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates.
Non-monetary
items measured in terms of historical cost in a foreign currency are not retranslated.
Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.
For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.
Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.
The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2025 is
€
171 million (31 March 2024:
€
272 million loss; 2023:
€
111 million gain). The net gains and net losses are recorded within operating profit (2025:
€
146 million charge; 2024:
€
110 million charge; 2023:
€
247 million credit), financing costs (2025:
€
1 million charge; 2024:
€
173 million charge; 2023:
€
135 million charge) and income tax expense (2025:
€
24 million charge; 2024:
€
11 million credit; 2023:
€
1 million charge).

Current or non-current classification
Current or
non-current
classification
Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.
Liabilities are classified as current unless the Group has the substantive right at the reporting date to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current
where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory
Inventory
Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted
New accounting pronouncements adopted on 1 April 2024
The Group adopted the following new accounting policies on 1 April 2024 to comply with amendments to IFRS:

–	Amendments to IAS 1 ‘Classification of Liabilities as Current or Non-current’ and ‘Non-current Liabilities with Covenants’;

–	Amendment to IFRS 16 ‘Lease Liability in a Sale and Leaseback’; and

–	Amendments to IAS 7 and IFRS 7 ‘Supplier Finance Arrangements’.
The impact of adopting the above amendments to IAS 1 ‘Presentation of Financial Statements’ is discussed below.
No materia
l impact has resulted from the adoption of the amendments to IFRS 16. The Group has provided additional disclosures in note 15 ‘Trade and other payables’ in respect of supplier arrangements as a result of the amendments to IAS 7 and IFRS 7.
Amendments to IAS 1 ‘Presentation of Financial Statements’
The Group has previously classified balances relating to certain bonds as current liabilities if it was the Group’s intention to exercise options to redeem them within 12 months of the reporting date. Following the adoption of the IAS 1 amendments on 1 April 2024, bonds that are repayable in more than 12 months are classified as non-current
liabilities regardless of any intention to redeem the bonds early. The impact of adopting the amendments on the consolidated statement of financial position was a reduction to the value of bonds presented within current borrowings and a matching increase in the value of bonds presented in non-current
borrowings; the value of the adjustments as at 31 March 2024 was
€
931
million
and at 31 March 2023 was
€
2,013
million
.
The Group’s financial reporting is presented in accordance with these standards from 1 April 2024.
New accounting pronouncements to be adopted on or after 1 April 2025
The following amendment has been issued by the IASB and is effective for annual periods beginning on or after 1 January 2025. This amendment has been endorsed by the UK Endorsement Board
.

–	Amendments to IAS 21 ‘Lack of Exchangeability’.
The
amendment
is not currently expected to have a material impact on the Group’s financial reporting on adoption, but the impact is dependent on economic factors outside of the Group’s control.
New accounting pronouncements to be adopted on or after 1 April 2026
The following new st
andards and amendments have been issued by the IASB but have not yet been endorsed
by the UK
Endorsement
Board (‘UKEB’) except where noted:

–	Amendments to IFRS 9 and IFRS 7 ‘Amendments to the Classification and Measurement of Financial Instruments’, which have been endorsed by the UKEB;

–	Amendments to IFRS 9 and IFRS 7 ‘Contracts Referencing Nature-dependent Electricity’;

–	Annual Improvements to IFRS Accounting Standards (Volume 11), which has been endorsed by the UKEB;

–	IFRS 18 ‘Presentation and Disclosure in Financial Statements’; and

–	IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’.
The amendments to IFRS 9,
IFRS
7 and Annual Improvements are effective for annual periods beginning on or after 1 January 2026 whilst
IFRS 18 and IFRS 19
are effective for annual periods beginning on or after 1 January 2027.
The amendments
to IFRS 19 and Annual improvements are not expected to have a material impact on the Group’s financial reporting on adoption. The Group is assessing the impact of IFRS 18, IFRS 7 and IFRS 9 and the Group’s financial reporting will be presented in accordance with these standards from 1 April 2026 or subsequently as applicable.

Impairment losses
Goodwill
Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.
For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.
If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata
on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.
The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Management prepares formal five-year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.
Property, plant and equipment, finite-lived intangible assets and equity-accounted investments
At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity-accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the consolidated income statement.
Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss
reversal is recognised immediately in the consolidated income statement.

Other investments
Other investments comprising debt and equity instruments are recognised and derecognised on settlement date and are initially measured at fair value, including transaction costs.
Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.
Equity securities are classified and measured at fair value through other comprehensive income where the possibility of sale in the near term is considered low at the time of acquisition; other equity securities are recorded at fair value through the income statement. For equity securities valued at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss
following derecognition of the investment.

Share-based payments
The Group issues equity-settled share-based awards to certain employees. Equity-settled share-based awards are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based award is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions. A corresponding increase in additional paid-in capital is also recognised.
Some share awards have an attached market condition, based on total shareholder return (‘TSR’), which is taken into account when calculating the fair value of the share awards. The valuation for the TSR is based on Vodafone’s ranking within the same group of companies, where possible, over the past five years.
The fair value of awards of non-vested shares is a calculation of the closing price of the Company’s shares on the day prior to the grant date, adjusted for the present value of the delay in receiving dividends where appropriate.
The maximum aggregate number of ordinary shares which may be issued in respect of share options or share plans will not (without shareholder approval) exceed:

–
10% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans; and

–
5% of the ordinary share capital of the Company in issue immediately prior to the date of grant, when aggregated with the total number of ordinary shares which have been allocated in the preceding ten year period under all plans, other than any plans which are operated on an all-employee basis.

Business combinations
Business combinations
Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.
Acquisition of interests from non-controlling shareholders
In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted, is recognised in equity.
Disposals
The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.